Related-Party Transactions (Narrative) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Revenue from contracts with customers	$ 1,375,000,000	$ 1,288,000,000	$ 3,742,000,000	$ 3,510,000,000
Substation monitoring and switching services					$ 586,000	$ 659,000	$ 639,000
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Payments for tax work					$ 108,000	105,000	103,000
Texas Transmission [Member] | Parent Of Sharyland [Member]
Related Party Transaction [Line Items]
Percentage of membership interest owned by non-controlling owners					50.00%
Sharyland Distribution & Transmission Services (SDTS) [Member]
Related Party Transaction [Line Items]
Revenue from contracts with customers	$ 4,000,000	$ 4,000,000	$ 12,000,000	12,000,000	$ 17,000,000	$ 16,000,000	$ 11,000,000
Sharyland Distribution & Transmission Services (SDTS) [Member] | Parent Of Sharyland [Member] | Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Percentage of membership interest owned by non-controlling owners	50.00%		50.00%
Maximum [Member] | Sharyland Distribution & Transmission Services (SDTS) [Member]
Related Party Transaction [Line Items]
Substation monitoring and switching services			$ 1,000,000	$ 1,000,000